Loan Payable - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jul. 01, 2025	Jul. 01, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 276,750	$ 315,000
Fixed interest rate			7.70%	8.15%
Loan payable	$ 28,477	$ 32,468
Total payments for loan	257,949	294,197
Interest expense	7,902	11,666
Accrued interest	$ 0	$ 0